Income Taxes and Duties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of income taxes [abstract]
Summary of Income Taxes and Duties Payable
As of December 31, 2023 and 2022, income taxes and duties payable are as follow:

	2023		2022
Income taxes and duties:
Profit-sharing Duty	Ps.	74,214,983	29,134,959
Income tax	7,412,498		4,268,496
Total income taxes and duties	81,627,481		33,403,455
Other taxes and duties:
Special Tax on Production and Services	41,633,824		23,217,262
Hydrocarbons Extraction Duty	17,840,810		6,895,491
Exploration Hydrocarbons Duty	147,785		136,588
Exploration and Extraction Hydrocarbons Duty	464,521		413,371
Withheld taxes	7,201,114		5,800,188
Import taxes and duties	5,827		13,028
Other contributions payable	1,083,387		933,972
Total other taxes and duties	68,377,268		37,409,900
Total other income taxes and duties	Ps.	150,004,749	70,813,355

Summary of Total DUC and Others
Total DUC and other as of December 31, 2023, 2022 and 2021 are integrated as follows:

	2023		2022	2021
DUC	Ps.	207,212,856	398,123,710	374,433,879
Fiscal credit (1)	—		—	(73,280,000)
Deferred DUC expense	6,863,068		(6,703,627)	5,673,403
Total DUC	Ps.	214,075,924	391,420,083	306,827,282
(1) There was not credit tax granted for 2022.

Summary of Principal Factors Generating the Deferred DUC
The principal factors generating the deferred DUC are the following:

	2023		2022
Deferred DUC asset:
Tax credits	Ps.	512,640,627	454,631,317
Deferred Profit-sharing duty liability:
Wells, pipelines, properties, plant and equipment	(195,705,735)		(171,170,789)
Deferred DUC asset net	316,934,892		283,460,528
Unrecognized Deferred DUC	(314,346,132)		(274,008,700)
Net, deferred DUC asset	Ps.	2,588,760	9,451,828

Summary of Expected Benefit for DUC

	2023		2022	2021
Expected expense (benefit):	Ps.	98,990,391	236,421,472	147,520,595
Increase (decrease) resulting from:
Expected benefit contract	(2,578,264)		(4,987,552)	(5,333,064)
Non-cumulative profit (1)	(627,269,522)		(778,566,830)	(1,252,957,737)
Non-deductible expenses (1)	530,857,395		547,132,910	1,110,770,206
Production value	360,388,580		526,040,742	507,997,938
Deductible duties	(26,159,947)		(51,920,424)	(44,270,598)
DUC tax credit (2)	(73,507,538)		—	(73,280,000)
Deferred DUC (benefit) expense	6,863,068		(6,703,627)	5,673,403
Deductions cap	(53,508,239)		(75,996,608)	(89,293,461)
DUC-Profit-sharing duty expense	Ps.	214,075,924	391,420,083	306,827,282
(1)Fluctuations changes are included which have no effect on the determination of the DUC.
(2)Corresponds to the tax credit granted by the Mexican Government on February 13, 2024 and February 19, 2021.
Summary of Income Tax Expense (Benefit)
For the years ended December 31, 2023, 2022 and 2021, Petróleos Mexicanos and its Subsidiary Companies incurred the following income tax expense (benefit):

	2023		2022		2021
Current income tax	Ps.	5,134,840	Ps.	5,939,990	Ps.	3,573,731
Deferred income tax	788,517		(77,179,234)		(3,052,891)
Total (benefit) expense income tax, net	Ps.	5,923,357	Ps.	(71,239,244)	Ps.	520,840

Summary of Principal Factors Generating Deferred Income Tax
The principal factors generating the deferred income tax are the following:

	2022		Recognized in profit and loss	Recognized in OCI	2023
Deferred income tax asset:
Provisions	Ps.	11,921,054	91,686	—	12,012,740
Employee benefits provision	57,214,536		4,393,242	585	61,608,363
Advance payments from clients	220,215		(21,537)	—	198,678
Accrued liabilities	7,771,316		2,498,494	—	10,269,810
Non-recoverable accounts receivable	127,843		(82,330)	—	45,513
Derivative financial instruments	34,870		(34,870)	—	—
Wells, pipelines, properties and equipment	8,462,555		(644,195)	—	7,818,360
Tax loss carry-forwards (1)	76,428,341		(1,055,845)	—	75,372,496
Total deferred income tax asset	162,180,730		5,144,645	585	167,325,960
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment	(5,070,345)		(5,124,344)	—	(10,194,689)
Other	(1,794,680)		(808,818)	—	(2,603,498)
Total deferred income tax liability	(6,865,025)		(5,933,162)	—	(12,798,187)
Net long-term deferred income tax asset	Ps.	155,315,705	(788,517)	585	154,527,773

	2021		Recognized in profit and loss	Recognized in OCI	2022
Deferred income tax asset:
Provisions	Ps.	11,032,260	888,794	—	11,921,054
Employee benefits provision	61,711,054		3,579,336	(8,075,854)	57,214,536
Advance payments from clients	176,967		43,248	—	220,215
Accrued liabilities	2,676,964		5,094,352	—	7,771,316
Non-recoverable accounts receivable	24,890		102,953	—	127,843
Derivative financial instruments	10,746		24,124	—	34,870
Wells, pipelines, properties and equipment	5,452,609		3,009,946	—	8,462,555
Tax loss carry-forwards (1)	8,468,185		67,960,156	—	76,428,341
Total deferred income tax asset	89,553,675		80,702,909	(8,075,854)	162,180,730
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment	(1,191,034)		(3,879,311)	—	(5,070,345)
Other	(2,150,316)		355,636	—	(1,794,680)
Total deferred income tax liability	(3,341,350)		(3,523,675)	—	(6,865,025)
Net long-term deferred income tax asset	Ps.	86,212,325	77,179,234	(8,075,854)	155,315,705
(1)Tax loss carryforwards expire in 2031.

Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes
Expense attributable to the profit (loss) from continuing operations before income taxes was different from that which would result from applying the 30% rate to profit, as a result of the items listed below:

	For the years ended December 31,
	2023		2022		2021
Expected income tax expense	Ps.	102,495,110	Ps.	163,937,963	Ps.	69,725,125
(Decrease) increase resulting from:
Tax effect of inflation-net	(27,144,892)		(23,533,416)		30,058,116
Fiscal updating of pipelines, properties and equipment	600,688		—		—
Deductible Duty	(62,163,857)		(119,437,113)		(90,346,164)
Unrecognized deferred tax change	(29,256,451)		(99,334,219)		(20,941,629)
Expected expenses from contracts	—		—		1,311,975
Retirement benefits	8,727,606		7,930,425		1,101,292
Non-deductible expenses	12,284,337		16,019,493		3,113,625
Others-net (1)	380,816		(16,822,377)		6,498,500
Income tax (benefit) expense, net	Ps.	5,923,357	Ps.	(71,239,244)	Ps.	520,840
(1) Includes mainly impairment effect for 2022.